Expense Example - VIPGrowthPortfolio-InitialServiceService2PRO - VIPGrowthPortfolio-InitialServiceService2PRO - VIP Growth Portfolio	Apr. 29, 2024 USD ($)
VIP Growth Portfolio - Service Class
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	847
VIP Growth Portfolio - Service Class 2
Expense Example:
1 year	85
3 years	265
5 years	460
10 years	1,025
VIP Growth Portfolio - Initial Class
Expense Example:
1 year	59
3 years	186
5 years	324
10 years	$ 726